Supplementary Statement of Cash Flows Information	3 Months Ended	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Jun. 30, 2024
Supplemental Cash Flow Elements [Abstract]
Supplementary statement of cash flows information
9 Supplementary statement of cash flows information
The Company incurred the following
non-cash
investing and financing transactions (in thousands):

	Three months ended September 30,
	2024 $	2023 $
Series C Preferred Stock common stock dividend (note 8)	13	173
Series A Preferred Stock cash dividend in accounts payable and accrued liabilities	2	—
Conversion of Series C Preferred Stock to common stock (note 8)	9,973	37
Income taxes paid	—	—
Interest paid	—	—

8	Supplementary statement of cash flows information
The Company incurred the following
non-cash
investing and financing transactions (in thousands):

	Six months ended December 31,
	2023 $	2022 $
Series C Preferred Stock common stock dividend (note 7)	173	362
Non-cash issue costs (note 7)	—	289
Subscriptions receivable (note 7)	103	—
Equipment additions reclassified from prepaid expenses	—	447
Income taxes paid	—	—
Interest paid	—	—

11. Supplementary statement of cash flows information

	Year ended June 30, 2024	Year ended June 30, 2023
Series C Preferred Stock common stock dividend (note 8)	173	362
Series A Preferred Stock cash dividend in accounts payable	2	—
Non-cash issue costs (note 8)	—	289
Equipment additions reclassified from prepaid expenses	—	447
Conversion of Series C Preferred Stock to common stock (note 8)	393	—
Income taxes paid	—	—
Interest paid	—	—